united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2017

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfund.com

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2017 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception(a)
Class I	2.92%	9.94%	3.17%	3.78%
Class N	2.81%	9.69%	2.94%	3.55%
Class Y	2.91%	9.96%	3.31%	3.93%
BofA ML 3-5 Yr Treasury Index (b)	(0.55)%	0.03%	1.76%	1.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 2.03% for Class I shares, 2.28% for Class N shares, and 2.01% for Class Y shares per the February 28, 2017 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.74%, 1.99% and 1.50% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

PORTFOLIO ANALYSIS
April 30, 2017
Percent of
Net Assets
Mutual Funds	72.9%
Cash and Other Assets Less Liabilities	27.1%
Total	100.0%

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
April 30, 2017 (Unaudited)

The Fund’s performance figures* for the period March 9, 2017 through April 30, 2017, compared to its benchmark:

Since Inception(a)
Class I	1.69%
Class N	1.60%
Bloomberg Barclays U.S. Municipal Bond Index (b)	1.84%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.55% for Class I shares and 1.80% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Investors cannot invest directly in an index or benchmark. bonds, revenue bonds, insured bonds and prerefunded bonds. Investors cannot invest directly in an index or benchmark.

PORTFOLIO ANALYSIS
April 30, 2017
Percent of
Net Assets
Mutual Funds	98.1%
Cash and Other Assets Less Liabilities	1.9%
Total	100.0%

Redwood AlphaFactorTM Core Equity Fund
PORTFOLIO REVIEW
April 30, 2017 (Unaudited)

The Fund’s performance figures* for the period March 9, 2017 through April 30, 2017, compared to its benchmark:

Since Inception(a)
Class I	2.60%
Class N	2.60%
Redwood AlphaFactorTM Focused Index (b)	1.90%
S&P 500 Total Return Index (c)	1.02%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.80% for Class I shares and 1.05% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.05% and 0.80% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactorTM Core Equity Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactorTM Focused Index, the Fund adviser’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization. Investors cannot invest directly in an index or benchmark.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark.

PORTFOLIO ANALYSIS
April 30, 2017
Percent of
Net Assets
Common Stock	97.8%
Cash and Other Assets Less Liabilities	2.2%
Total	100.0%

Redwood AlphaFactorTM Tactical Core Fund
PORTFOLIO REVIEW
April 30, 2017 (Unaudited)

The Fund’s performance figures* for the period March 9, 2017 through April 30, 2017, compared to its benchmark:

Since Inception(a)
Class I	2.53%
Class N	2.53%
Redwood AlphaFactorTM Tactical Focused Index (b)	1.90%
S&P 500 Total Return Index (c)	1.02%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactorTM Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactorTM Tactical Focused Index, the Fund adviser’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark.

PORTFOLIO ANALYSIS
April 30, 2017
Percent of
Net Assets
Common Stock	97.9%
Cash and Other Assets Less Liabilities	2.1%
Total	100.0%

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Fair Value
	MUTUAL FUNDS - 72.9%
	DEBT FUNDS - 72.9%
460,043	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares	$4,710,836
310,712	Credit Suisse Floating Rate High Income Fund - Class I	2,131,484
1,637,430	Dreyfus High Yield Fund - Institutional Shares	10,364,931
8,004,548	Eaton Vance Income Fund of Boston- Institutional Shares	46,506,423
424,528	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares	4,139,143
2,929,642	Invesco High Yield Fund - Retail Shares	12,363,090
1,808,863	Janus High-Yield Fund - Institutional Shares	15,465,781
9,289,879	JPMorgan High Yield Fund - Institutional Shares *	69,302,498
1,007,414	Loomis Sayles Senior Floating Rate and Fixed Income Fund	10,033,845
1,625,135	Lord Abbett Floating Rate Fund	14,983,749
12,747,680	MainStay High Yield Corporate Bond Fund - Institutional Shares	73,936,542
2,697,505	MFS High Income Fund - Institutional Shares	9,306,393
6,479	Salient Select Income Fund - Institutional Shares	154,845
	TOTAL MUTUAL FUNDS (Cost - $270,844,551)	273,399,560

	TOTAL INVESTMENTS -72.9% (Cost - $270,844,551) (a)	$273,399,560
	CASH AND OTHER ASSETS LESS LIABILITIES - 27.1%	101,436,400
	TOTAL NET ASSETS - 100.0%	$374,835,960

*	All or portion of this security is segregated as collateral for swaps.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $270,852,661 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,604,246
Unrealized depreciation:	(57,347)
Net unrealized appreciation:	$2,546,899

Unrealized
Appreciation
SCHEDULE OF SWAPS
LONG EQUITY SWAP CONTRACTS - 0.4%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on July 3, 2014 and is reset on a monthly basis. The swap has a term of three years therefrom unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 120 bps (Notional Amount $220,791,877)	$1,686,019
TOTAL LONG EQUITY SWAP CONTRACTS	$1,686,019

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank:

Security	Shares	Value
BlackRock High Yield Municipal Fund Institutional Shares	1,970,116	$18,578,194
BlackRock High Yield Bond Portfolio Institutional Shares	8,664,482	67,409,670
Lord Abbett High Yield Municipal Bond Fund Class I	2,399,869	27,958,474
Nuveen High Yield Municipal Bond Fund Class I	4,430,131	74,470,502
Nuveen High Yield Municipal Bond Fund Class I	1,000,505	16,818,489
Putnam High Yield Trust Fund Class Y	2,052,315	15,556,548
Total		$220,791,877

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Fair Value
	MUTUAL FUNDS - 98.1%
	DEBT FUNDS - 98.1%
456,279	AB High Income Municipal Portfolio Advisor Class	$5,096,637
431	BlackRock High Yield Municipal Fund Institutional Shares	4,065
1,014,524	MainStay High Yield Municipal Bond Fund Class I	12,458,352
384,174	Nuveen High Yield Municipal Bond Fund Class I	6,457,961
	TOTAL MUTUAL FUNDS (Cost - $23,978,024)	24,017,015

	TOTAL INVESTMENTS -98.1% (Cost - $23,978,024) (a)	$24,017,015
	CASH AND OTHER ASSETS LESS LIABILITIES - 1.9%	460,388
	TOTAL NET ASSETS - 100.0%	$24,477,403

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,978,024 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$38,991
Unrealized depreciation:	—
Net unrealized appreciation:	$38,991

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Fair Value
	COMMON STOCK - 97.8%
	AEROSPACE & DEFENSE - 3.2%
1,840	Lockheed Martin Corp.	$495,788

	AUTO MANUFACTURERS - 3.2%
13,925	General Motors Co.	482,362

	CHEMICALS - 3.0%
5,400	LyondellBasell Industries NV	457,704

	COMMERCIAL SERVICES - 6.7%
21,178	H&R Block, Inc.	525,003
3,766	S&P Global, Inc.	505,360
		1,030,363
	COMPUTERS - 3.2%
19,886	Genpact Ltd.	485,616

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
3,797	Ameriprise Financial, Inc.	485,447
13,636	Legg Mason, Inc.	509,714
33,360	Navient Corp.	507,072
		1,502,233
	ELECTRONICS - 3.4%
18,237	Corning, Inc.	526,138

	INSURANCE - 16.3%
7,887	American International Group, Inc.	480,397
5,146	Assurant, Inc.	495,251
7,346	Axis Capital Holdings Ltd.	484,101
4,039	Erie Indemnity Co.	500,109
2,106	Everest Re Group Ltd.	530,101
		2,489,959
	LODGING - 3.7%
5,842	Wyndham Worldwide Corp.	556,801

	MEDIA - 12.8%
7,099	CBS Corp.	472,509
95,595	Sirius XM Holdings, Inc.	473,195
11,390	Thomson Reuters Corp.	517,448
4,342	Walt Disney Co.	501,935
		1,965,087
	OIL & GAS - 3.2%
7,428	Valero Energy Corp.	479,923

	RETAIL - 19.5%
681	AutoZone, Inc. *	471,381
11,201	Brinker International, Inc.	494,972
12,368	Kohl’s Corp.	482,723
3,799	McDonald’s Corp.	531,594
8,922	Target Corp.	498,294
7,742	Yum! Brands, Inc.	509,037
		2,988,001

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Fair Value
	SOFTWARE - 6.6%
15,681	Cadence Design Systems, Inc. *	$510,730
5,344	VMware ,Inc. *	502,977
		1,013,707
	TELECOMMUNICATIONS - 3.2%
5,711	Motorola Solutions, Inc.	490,975

	TOTAL COMMON STOCK (Cost - $14,632,291)	14,964,657

	TOTAL INVESTMENTS -97.8% (Cost - $14,632,291) (a)	$14,964,657
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.2%	341,960
	TOTAL NET ASSETS - 100.0%	$15,306,617

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,632,291 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$408,467
Unrealized depreciation:	(76,101)
Net unrealized appreciation:	$332,366

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Fair Value
	COMMON STOCK - 97.9%
	AEROSPACE & DEFENSE - 3.3%
1,887	Lockheed Martin Corp.	$508,452

	AUTO MANUFACTURERS - 3.2%
14,278	General Motors Co.	494,590

	CHEMICALS - 3.0%
5,537	LyondellBasell Industries NV	469,316

	COMMERCIAL SERVICES - 6.7%
21,716	H&R Block, Inc.	538,340
3,862	S&P Global, Inc.	518,242
		1,056,582
	COMPUTERS - 3.2%
20,391	Genpact Ltd.	497,948

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
3,893	Ameriprise Financial, Inc.	497,720
13,982	Legg Mason, Inc.	522,647
34,206	Navient Corp.	519,931
		1,540,298
	ELECTRONICS - 3.4%
18,700	Corning, Inc.	539,495

	INSURANCE - 16.3%
8,087	American International Group, Inc.	492,579
5,277	Assurant, Inc.	507,858
7,532	Axis Capital Holdings Ltd.	496,359
4,142	Erie Indemnity Co.	512,862
2,160	Everest Re Group Ltd.	543,694
		2,553,352
	LODGING - 3.6%
5,990	Wyndham Worldwide Corp.	570,907

	MEDIA - 12.9%
7,279	CBS Corp.	484,490
98,035	Sirius XM Holdings, Inc.	485,273
11,679	Thomson Reuters Corp.	530,577
4,453	Walt Disney Co.	514,767
		2,015,107
	OIL & GAS - 3.2%
7,616	Valero Energy Corp.	492,070

	RETAIL - 19.5%
698	AutoZone, Inc. *	483,149
11,485	Brinker Internationa,l Inc.	507,522
12,682	Kohl’s Corp.	494,979
3,895	McDonald’s Corp.	545,027
9,148	Target Corp.	510,916
7,938	Yum! Brands, Inc.	521,924
		3,063,517

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Fair Value
	SOFTWARE - 6.6%
16,079	Cadence Design Systems, Inc. *	$523,693
5,480	VMware ,Inc. *	515,778
		1,039,471
	TELECOMMUNICATIONS - 3.2%
5,856	Motorola Solutions, Inc.	503,440

	TOTAL COMMON STOCK (Cost - $15,002,426)	15,344,545

	TOTAL INVESTMENTS - 97.9% (Cost - $15,002,426) (a)	$15,344,545
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.1%	331,539
	TOTAL NET ASSETS - 100.0%	$15,676,084

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,002,426 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$417,945
Unrealized depreciation:	(75,826)
Net unrealized appreciation:	$342,119

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2017

	Redwood Managed		Redwood Municipal		Redwood AlphaFactorTM	Redwood AlphaFactorTM
	Volatility Fund		Managed Income Fund **		Core Equity Fund **	Tactical Core Fund **
Assets:
Investment Securities:
At Cost	$270,844,551		$23,978,024		$14,632,291	$15,002,426
At Value	273,399,560		24,017,015		14,964,657	15,344,545
Cash	99,196,698		334,644		244,649	242,748
Swap Appreciation	1,686,019		—		—	—
Receivable for Portfolio Shares Sold	633,728		45,618		73,549	69,133
Dividends and Interest Receivable	730,614		66,809		1,919	1,895
Due from advisor	—		4,409		12,430	8,359
Prepaid Expenses and Other Assets	70,254		15,945		15,946	15,946
Total Assets	375,716,873		24,484,440		15,313,150	15,682,626

Liabilities:
Distribution (12b-1) Fees Payable	6,091		—		—	—
Investment Advisory Fees Payable	394,609		—		—	—
Payable for Fund Shares Redeemed	436,470		—		—	—
Payable to Related Parties	43,743		7,037		6,533	6,542
Total Liabilities	880,913		7,037		6,533	6,542
Net Assets	$374,835,960		$24,477,403		$15,306,617	$15,676,084

Class I Net Assets	$59,961,623		$24,477,388		$15,306,602	$15,676,069
Shares of Beneficial Interest Outstanding	3,853,149		1,606,159		994,773	1,019,563
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.56	*	$15.24		$15.39	$15.38

Class N Net Assets	$28,817,620		$15		$15	$15
Shares of Beneficial Interest Outstanding	1,853,557		1		1	1
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.55	*	$15.24	***	$15.39 ***	$15.38 ***

Class Y Net Assets	$286,056,717
Shares of Beneficial Interest Outstanding	18,289,519
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$15.64	*

Net Assets Consist Of:
At April 30, 2017, Net Assets consisted of:
Paid-in-Capital	$374,646,752		$24,397,557		$14,980,182	$15,344,001
Accumulated Net Investment Income (Loss)	2,552,433		28,810		(5,927)	(10,032)
Accumulated Net Realized Gain (Loss) from Security Transactions	(6,604,253)		12,045		(4)	(4)
Net Unrealized Gain from Security Transactions and Swaps	4,241,028		38,991		332,366	342,119
Net Assets	$374,835,960		$24,477,403		$15,306,617	$15,676,084

*	The Fund charges a 1.00% fee on shares redeemed less than 30 days after purchase.

**	Funds commenced operations on March 9, 2017.

***	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2017

	Redwood Managed	Redwood Municipal	Redwood AlphaFactorTM	Redwood AlphaFactorTM
	Volatility Fund	Managed Income Fund*	Core Equity Fund*	Tactical Core Fund*
Investment Income:
Dividend Income	$6,215,745	$66,602	$1,434	$1,382
Interest Income	157,179	231	524	551
Total Investment Income	6,372,924	66,833	1,958	1,933

Expenses:
Investment Advisory Fees	1,967,482	11,019	4,720	8,590
Distribution (12b-1) Fees	32,090	—	—	—
Non 12b-1 Shareholder Servicing	111,908	671	671	671
Administrative Fees	80,093	1,259	755	764
Transfer Agent Fees	68,364	1,611	1,611	1,611
Fund Accounting Fees	25,658	4,833	4,833	4,833
Legal fees	24,995	2,014	2,014	2,014
Custody Fees	11,411	671	671	671
Registration Fees	9,296	3,168	3,168	3,168
Chief Compliance Officer Fees	8,526	537	537	537
Audit Fees	7,693	3,168	3,168	3,168
Printing Expense	6,480	1,343	1,343	1,343
Trustees’ Fees	3,494	1,007	1,007	1,007
Insurance Expense	2,924	269	269	269
Miscellaneous Expenses	2,214	269	269	268
Total Expenses	2,362,628	31,839	25,036	28,914
Fees Recaptured (Reimbursed) by the Advisor	54,301	(15,428)	(17,151)	(16,949)
Net Expenses	2,416,929	16,411	7,885	11,965

Net Investment Income (Loss)	3,955,995	50,422	(5,927)	(10,032)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions
Investments	10,408,020	12,045	(4)	(4)
Swaps	3,982,718	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(10,066,405)	38,991	332,366	342,119
Swaps	1,709,019	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	6,033,352	51,036	332,362	342,115

Net Increase in Net Assets Resulting From Operations	$9,989,347	$101,458	$326,435	$332,083

*	Funds commenced operations on March 9, 2017

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	(Unaudited)
Operations:
Net Investment Income	$3,955,995	$6,559,577
Net Realized Gain on Investments and Swaps	14,390,738	820,101
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(8,357,386)	12,815,709
Net Increase in Net Assets Resulting From Operations	9,989,347	20,195,387

Distributions to Shareholders From:
Net Investment Income:
Class I	(1,757,949)	(821,391)
Class N	(833,343)	(404,080)
Class Y	(7,913,811)	(4,333,014)
Total Distributions to Shareholders	(10,505,103)	(5,558,485)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (1,505,463 and 1,808,727 shares, respectively)	23,176,525	26,972,900
Distributions Reinvested (100,867 and 53,012 shares, respectively)	1,522,738	786,998
Redemption Fee Proceeds	2,527	6,445
Cost of Shares Redeemed (586,955 and 2,325,785 shares, respectively)	(9,017,764)	(33,434,161)
Total From Capital Transactions: Class I	15,684,026	(5,667,818)

Class N Shares:
Proceeds from Shares Issued (470,116 and 777,377 shares, respectively)	7,227,012	11,548,788
Distributions Reinvested (49,134 and 23,917 shares, repectively)	740,774	355,456
Redemption Fee Proceeds	1,263	3,605
Cost of Shares Redeemed (216,106 and 629,857 shares, respectively)	(3,313,749)	(9,169,306)
Total From Capital Transactions: Class N	4,655,300	2,738,543

Class Y Shares:
Proceeds from Shares Issued (7,075,055 and 6,951,314 shares, respectively)	109,419,164	103,249,301
Distributions Reinvested (440,123 and 243,399 shares, respectively)	6,680,187	3,619,668
Redemption Fee Proceeds	11,623	33,699
Cost of Shares Redeemed (2,451,933 and 8,115,983 shares, repectively)	(37,930,764)	(117,472,281)
Total From Capital Transactions: Class Y	78,180,210	(10,569,613)

Total Increase in Net Assets	98,003,780	1,138,014

Nets Assets:
Beginning of Period	276,832,180	275,694,166
End of Period	$374,835,960	$276,832,180

Accumulated Net Investment Income at End of Period	$2,552,433	$9,101,541

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period March 9, 2017
Through April 30, 2017
(Unaudited)
Operations:
Net Investment Income	$50,422
Net Realized Gain on Investments	12,045
Net Change in Unrealized Appreciation on Investments	38,991
Net Increase in Net Assets Resulting From Operations	101,458

Distributions to Shareholders From:
Net Investment Income:
Class I	(21,612)
Total Distributions to Shareholders	(21,612)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (1,930,798 shares)	29,336,330
Distributions Reinvested (1,420 shares)	21,612
Cost of Shares Redeemed (326,058 shares)	(4,960,400)
Total From Capital Transactions: Class I	24,397,542

Class N Shares:
Proceeds from Shares Issued (1 share)	15
Total From Capital Transactions: Class N	15

Total Increase in Net Assets	24,477,403

Nets Assets:
Beginning of Period	—
End of Period	$24,477,403

Accumulated Net Investment Income at End of Period	$28,810

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Core Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period March 9, 2017
Through April 30, 2017
(Unaudited)
Operations:
Net Investment Loss	$(5,927)
Net Realized Loss on Investments	(4)
Net Change in Unrealized Appreciation on Investments	332,366
Net Increase in Net Assets Resulting From Operations	326,435

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (1,000,985 shares)	15,074,080
Cost of Shares Redeemed (6,212 shares)	(93,913)
Total From Capital Transactions: Class I	14,980,167

Class N Shares:
Proceeds from Shares Issued (1 share)	15
Total From Capital Transactions: Class N	15

Total Increase in Net Assets	15,306,617

Nets Assets:
Beginning of Period	—
End of Period	$15,306,617

Accumulated Net Investment Loss at End of Period	$(5,927)

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Tactical Core Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period March 9, 2017
Through April 30, 2017
(Unaudited)
Operations:
Net Investment Loss	$(10,032)
Net Realized Loss on Investments	(4)
Net Change in Unrealized Appreciation on Investments	342,119
Net Increase in Net Assets Resulting From Operations	332,083

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (1,026,759 shares)	15,453,209
Cost of Shares Redeemed (7,196 shares)	(109,223)
Total From Capital Transactions: Class I	15,343,986

Class N Shares:
Proceeds from Shares Issued (1 share)	15
Total From Capital Transactions: Class N	15

Total Increase in Net Assets	15,676,084

Nets Assets:
Beginning of Period	—
End of Period	$15,676,084

Accumulated Net Investment Loss at End of Period	$(10,032)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	April 30, 2017		October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.66		$14.60	$15.28	$15.00

Decrease From Operations:
Net Investment Income (a)	0.20		0.40	0.13	0.22
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.24		1.00	(0.65)	0.35
Total From Operations	0.44		1.40	(0.52)	0.57

Less Distributions:
From Net Investment Income	(0.54)		(0.34)	(0.16)	(0.29)
Total Distributions	(0.54)		(0.34)	(0.16)	(0.29)

Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00	0.00

Net Asset Value, End of Period	$15.56		$15.66	$14.60	$15.28

Total Return (b)	2.92	% (d)	9.72%	(3.39)%	3.83	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$59,962		$44,383	$48,132	$31,129

Ratio of Expenses to Average Net Assets (e)	1.47	% (c)	1.52%	1.73%	1.79	% (c)
Ratio of Net Investment Income to Average Net Assets (g)	2.57	% (c)	2.71%	0.88%	2.58	% (c)
Portfolio Turnover Rate	97	% (d)	111%	519%	358	% (d)

	Class N
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	April 30, 2017		October 31, 2016	October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.65		$14.58	$15.28	$15.00

Decrease From Operations:
Net Investment Income (a)	0.18		0.36	0.10	0.23
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.24		1.01	(0.66)	0.33
Total From Operations	0.42		1.37	(0.56)	0.56

Less Distributions:
From Net Investment Income	(0.52)		(0.30)	(0.14)	(0.28)
Total Distributions	(0.52)		(0.30)	(0.14)	(0.28)

Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00	0.00

Net Asset Value, End of Period	$15.55		$15.65	$14.58	$15.28

Total Return (b)	2.81	% (d)	9.51%	(3.69)%	3.71	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000s)	$28,818		$24,263	$20,107	$14,863

Ratio of Expenses to Average Net Assets (e)	1.72	% (c)	1.77%	1.99%	2.04	% (c)
Ratio of Net Investment Income to Average Net Assets (g)	2.30	% (c)	2.46%	0.68%	2.33	% (c)
Portfolio Turnover Rate	97	% (d)	111%	519%	358	% (d)

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less than 0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	April 30, 2017		October 31, 2016		October 31, 2015		October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$15.74		$14.66		$15.32		$15.00

Decrease From Operations:
Net Investment Income (a)	0.20		0.40		0.17		0.39
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.24		1.02		(0.66)		0.22
Total From Operations	0.44		1.42		(0.49)		0.61

Less Distributions:
From Net Investment Income	(0.54)		(0.34)		(0.17)		(0.29)
Total Distributions	(0.54)		(0.34)		(0.17)		(0.29)

Paid-in-Capital from Redemption Fees (h)	0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$15.64		$15.74		$14.66		$15.32

Total Return (b)	2.91	% (d)	9.82%		(3.25)%		4.10	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$286,057		$208,186		$207,455		$219,812

Ratio of Expenses to Average Net Assets (e)	1.45	% (c)	1.52	% (f)	1.72	% (f)	1.79	% (c)(f)
Ratio of Net Expenses to Average Net Assets (e)	1.50	% (c)	1.50%		1.50%		1.50	% (c)
Ratio of Net Investment Income to Average Net Assets (i)	2.53	% (c)	2.69%		1.15%		2.87	% (c)
Portfolio Turnover Rate	97	% (d)	111%		519%		358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(h)	Amount is less than 0.005 per share.

(i)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	March 9, 2017	March 9, 2017
	Through April 30, 2017	Through April 30, 2017
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00

Decrease From Operations:
Net Investment Income (a)	0.06	—
Net Gain from Investments (Both Realized and Unrealized)	0.19	0.24
Total From Operations	0.25	0.24

Less Distributions:
From Net Investment Income	(0.01)	—
Total Distributions	(0.01)	—

Net Asset Value, End of Period	$15.24	$15.24

Total Return (b,d)	1.69%	1.60%

Ratios/Supplemental Data
Net Assets, End of Period	$24,477	$15 (g)

Ratio of Expenses to Average Net Assets (f)	2.44%	2.69%
Ratio of Net Expenses to Average Net Assets (c,e)	1.00%	1.25%
Ratio of Net Investment Income to Average Net Assets (c,e)	2.90%	0.00%
Portfolio Turnover Rate (d)	29%	29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Core Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	March 9, 2017	March 9, 2017
	Through April 30, 2017	Through April 30, 2017
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00

Decrease From Operations:
Net Investment Loss (a)	(0.01)	—
Net Gain from Investments (Both Realized and Unrealized)	0.40	0.39
Total From Operations	0.39	0.39

Net Asset Value, End of Period	$15.39	$15.39

Total Return (b,d)	2.60%	2.60%

Ratios/Supplemental Data
Net Assets, End of Period	$15,307	$15 (g)

Ratio of Expenses to Average Net Assets (f)	2.44%	2.69%
Ratio of Net Expenses to Average Net Assets (c,e)	0.80%	1.05%
Ratio of Net Investment Income to Average Net Assets (c,e)	(0.57)%	0.00%
Portfolio Turnover Rate (d)	0.01%	0.01%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactorTM Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	March 9, 2017	March 9, 2017
	Through April 30, 2017	Through April 30, 2017
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$15.00	$15.00

Decrease From Operations:
Net Investment Loss (a)	(0.02)	—
Net Gain from Investments (Both Realized and Unrealized)	0.40	0.38
Total From Operations	0.38	0.38

Net Asset Value, End of Period	$15.38	$15.38

Total Return (b,d)	2.53%	2.53%

Ratios/Supplemental Data
Net Assets, End of Period	$15,676	$15 (g)

Ratio of Expenses to Average Net Assets (f)	2.80%	3.05%
Ratio of Net Expenses to Average Net Assets (c,e)	1.20%	1.45%
Ratio of Net Investment Income to Average Net Assets (c,e)	(0.95)%	0.00%
Portfolio Turnover Rate (d)	0.01%	0.01%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2017

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactorTM Core Equity Fund (the “Core Equity Fund”), Redwood AlphaFactorTM Tactical Core Fund (the “Tactical Core Fund”), and collectively (the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund, Core Equity Fund, and Tactical Core Fund commenced operations on March 9, 2017. The Managed Volatility Fund investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Core Equity Fund seeks to generate long-term total return. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Core Equity Fund, and Tactical Core Fund each offer Class I and Class N shares. All classes are sold at NAV and the shares of the Managed Volatility Fund are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Funds and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$273,399,560	—	—	$273,399,560
Derivatives
Swaps*	—	1,686,019	—	1,686,019
Total Assets	$273,399,560	$1,686,019	$—	$275,085,579

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$24,017,015	—	—	$24,017,015
Total Assets	$24,017,015	$—	$—	$24,017,015

Redwood AlphaFactorTM Core Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,964,657	—	—	$14,964,657
Total Assets	$14,964,657	$—	$—	$14,964,657

Redwood AlphaFactorTM Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,344,545	—	—	$15,344,545
Total Assets	$15,344,545	$—	$—	$15,344,545

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Levels during the year. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Cumulative depreciation of swap contracts is reported in the above table.

Swap Agreements – The Managed Volatility Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Managed Volatility Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Managed Volatility Fund’s obligations are accrued daily and offset by any amounts owed to the Managed Volatility Fund.

The Managed Volatility Fund maintains a control account with the value of the collateral to be not less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of April 30, 2017 the notional value of the swap was $220,791,877. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2017 was $172,686,460.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Managed Volatility Fund’s Statement of Assets and Liabilities as of April 30, 2017:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Unrealized depreciation on swaps

The following table sets forth the fair value of the Managed Volatility Fund’s derivative contracts by primary risk exposure as of April 30, 2017:

Managed Volatility Fund

Assets Derivatives Investment Value
Derivative Investment Type	Equity
Swaps	$1,686,019

The following is a summary of the location of derivative investments on the Managed Volatility Fund’s Statement of Operations for the period ended April 30, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on swaps
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Managed Volatility Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2017
Swaps	$3,982,718	$3,982,718
	$3,982,718	$3,982,718

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2017
Swaps	$1,709,019	$1,709,019
	$1,709,019	$1,709,019

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Managed Volatility Fund.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Managed Volatility Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2017.

Managed Volatility Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments (2)	Pledged	Net Amount
Swaps	$1,686,019	$—	$1,686,019	$1,686,019	$—	$1,686,019
Total	$1,686,019	$—	$1,686,019	$1,686,019	$—	$1,686,019

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Market Risk – The Funds’ investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related investments generally have greater market price volatility than fixed income securities. The Advisor manages equity risk through its investments in swaps.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund and Municipal Income Fund. Core Equity Fund and Tactical Core Fund make distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015 – 2016 for the Managed Volatility Fund, or expected to be taken in the Funds’ 2017 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2017 amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$261,018,707	$204,859,605
Municipal Income Fund	27,453,024	3,487,045
Core Equity Fund	14,633,232	937
Tactical Core Fund	15,003,367	937

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACATIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Core Equity Fund	0.50%
Tactical Core Fund	0.90%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (The “Waiver Agreement”), until at least March 1, 2018 for Managed Volatility Fund, and March 8, 2018 for Municipal Income Fund, Core Equity Fund, and Tactical Core Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The expense limitations are as followed:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.74%	1.99%	1.50%
Municipal Income Fund	1.00%	1.25%
Core Equity Fund	0.80%	1.05%
Tactical Core Fund	1.20%	1.45%

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the expense limitations of average daily net assets attributable to each Fund’s share classes, the Advisor shall be entitled to be reimbursed by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause a Fund’s expenses to exceed these limitations of average daily net assets for each Fund’s share classes. If Fund Operating Expenses attributable to each Fund’s share classes subsequently exceed the expense limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2017, the Advisor recaptured $54,301 from the Managed Volatility Fund. During the period ended April 30, 2017, the Advisor reimbursed $15,428, $17,151, and $16,949 from Municipal Income Fund, Core Equity Fund, and Tactical Core Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

Managed Volatility Fund

2017	$262,302
2018	$508,041
2019	$32,501
Total	$802,844

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the period ended April 30, 2017, Class N paid $32,098, $0, $0, $0 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Core Equity Fund, and Tactical Core Fund, respectively.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Managed Volatility Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended April 30, 2017, the Managed Volatility Fund assessed $2,527 on Class I shares, $1,263 on Class N shares, and $11,623 on Class Y shares in redemption fees.

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid by the Managed Volatility Fund during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2016	October 31, 2015
Ordinary Income	$5,558,485	$3,388,871
Long-Term Capital Gain	—	—
Return of Capital	—	6,015
	$5,558,485	$3,394,886

As of October 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis for the Managed Volatility Fund were as follows:

Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Late	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$9,078,541	$—	$—	$(20,963,881)	$—	$12,590,304	$704,964

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the mark to market treatment of swaps and tax deferral of losses on wash sales.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

At October 31, 2016, the Managed Volatility Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$20,963,881	$—	$20,963,881

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, the book/tax basis treatment of swaps and adjustments for non-deductible expenses, resulted in reclassifications for the period ended October 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(23,040)	$8,069,238	$(8,046,198)

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2016 and held through April 30, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/16	4/30/17	Period	4/30/17	Period
Redwood Managed Volatility Fund	1.47%	$1,000.00	$1,029.20	$7.41*	$1,017.50	$7.36*
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,016.90	$1.44**	$1,019.84	$5.01**
Redwood AlphaFactorTM Core Equity Fund	0.80%	$1,000.00	$1,026.00	$1.15**	$1,020.83	$4.01**
Redwood AlphaFactorTM Tactical Core Fund	1.20%	$1,000.00	$1,025.30	$1.73**	$1,018.84	$6.01**

Class N
Redwood Managed Volatility Fund	1.72%	$1,000.00	$1,028.10	$8.64*	$1,016.28	$8.59*
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,016.00	$1.80**	$1,018.60	$6.26**
Redwood AlphaFactorTM Core Equity Fund	1.05%	$1,000.00	$1,026.00	$1.52**	$1,019.59	$5.26**
Redwood AlphaFactorTM Tactical Core Fund	1.45%	$1,000.00	$1,025.30	$2.09**	$1,017.60	$7.25**

Class Y
Redwood Managed Volatility Fund	1.50%	$1,000.00	$1,029.10	$7.57*	$1,017.34	$7.52*

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2017 (181) divided by the number of days in the fiscal year (365).

**	Expenses Paid During Period are equal to Fund’s annualized expense ratio multiplied by the number of days in the period from March 9, 2017 through April 30, 2017 (52) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2017

Approval of Advisory Agreement – Redwood Funds

At a meeting held on January 20, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of Redwood AlphaFactor Core Equity Fund, Redwood AlphaFactor Tactical Core Fund and Redwood Managed Municipal Income Fund (each a “Fund”), and collectively, the “Redwood Funds”), each a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) nature, extent, and quality of services to be provided to the Redwood Funds by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Redwood Funds’ advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) independent reports prepared by Morningstar analyzing the proposed fees and expenses of the Redwood Funds as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Agreement with the Trust with respect to each of the Redwood Funds, including the Agreement, a description of the manner in which investment decisions are made and executed, Redwood’s Form ADV, a description of the financial condition of Redwood, an overview of the personnel that service the Redwood Funds and their respective responsibilities, Redwood’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment of Redwood’s compliance program and information about Redwood’s investment strategies and risk management processes.

In reaching its conclusions, the Board considered the experience and qualifications of Redwood’s management team, including the adherence of Redwood to its compliance policies and procedures, and expansion of the firm and quality of staff. The Board considered that Redwood continued to gain experience in the management of registered investment company portfolios and had demonstrated a commitment to the expansion of its registered fund offerings. The Board considered that the investment strategies proposed to be used in the Redwood Funds employ quantitative and tactical investment strategies and require a significant level of sophistication to execute. The Board also considered the operation of Redwood’s compliance program and Redwood’s actions in ensuring the performance of its staff in the event of underperformance or noncompliance with firm policies and procedures. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality and extent of the management services to be provided by Redwood to the Redwood Funds were satisfactory.

Performance. The Board considered the back tested hypothetical performance results of the Redwood AlphaFactor Focused Index and Redwood AlphaFactor Tactical Focused Index, each with a similar mandate and investment objective to the Redwood AlphaFactor Core Equity Fund and AlphaFactor Tactical Core Equity Fund,

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

respectively. The Board also considered the hypothetical performance results of Redwood’s Tactical Tax-Aware Strategy, which has a mandate and investment objective similar to that of the Redwood Managed Municipal Fund.

The Board considered that the returns of each index are not actual performance returns, are not attributable to a comparable account and are hypothetical backtested results of indices that include tactical discretionary investment authority. The Board noted that based on Redwood’s presentation, Redwood’s performance with respect to its other mutual funds in the Trust, and although no guarantee of actual performance the represented hypothetical returns, that Redwood was expected to obtain an acceptable level of investment returns to the Redwood Funds’ shareholders.

Fees and Expenses. As to the costs of the services to be provided by Redwood, the Board considered a comparison, compiled by Morningstar, of each Redwood Fund’s proposed advisory fee and estimated overall expenses with those of certain peer funds with similar investment objectives and strategies (each a “Peer Group”) and with those of other funds in the respective Morningstar category for each Fund as selected by Morningstar.

With respect to the Redwood AlphaFactor Core Equity Fund, the Board considered that Redwood proposed to charge an advisory fee of 0.50% of the Fund’s average net assets. The Board noted that the proposed fee was slightly above the Peer Group advisory fee median and was below the Fund’s expected Morningstar Category median (Large Blend Category). The Board took into account differences in the Fund’s investment strategy, as compared to those of certain other funds in the Peer Group.

With respect to the Redwood AlphaFactor Tactical Core Fund, the Board considered that that Redwood proposed to charge an advisory fee of 0.90% of the Fund’s average net assets. The Board noted that the proposed advisory fee was equal to that of its Peer Group median and higher than the Fund’s expected Morningstar Category median (Tactical Allocation Category). The Board took into account differences in the Fund’s investment strategy as compared to those of certain constituents of certain funds in the Peer Group and in the Morningstar category.

With respect to the Redwood Managed Municipal Income Fund, the Board considered that Redwood proposed to charge an advisory fee of 0.70% of the Fund’s average net assets. Among other data, the Board noted that the proposed advisory fee was below the Peer Group advisory fee median and above the median of the Fund’s Morningstar Category as selected by Morningstar. The Board considered the difference in the investment strategy of the Redwood Managed Municipal Income Fund as compared to that of the other funds in its Peer Group and the Morningstar category, taking into account that the Fund was unique in that no other municipal bond funds were reported to currently operate with a fund of funds structure. The Board also considered that an investment strategy consisting of a tactical approach to municipal bond investing and inclusive of derivative usage was more sophisticated than a straightforward municipal bond investment strategy.

The Board also considered that the estimated total operating expense ratios of 0.80%, 1.20% and 1.00% for the Class I shares of each of the Redwood AlphaFactor Core Equity Fund, AlphaFactor Tactical Core Equity Fund and Redwood Managed Municipal Income Fund were above the medium but within the range of each Fund’s respective Peer Group. Mr. Malinowski noted that Redwood Investment Management, LLC, on behalf of the Redwood AlphaFactor Core Equity Fund, AlphaFactor Tactical Core Equity Fund and Redwood Managed Municipal Income Fund, intended to enter into a new contractual expense limitation agreement for the Funds.

The Board concluded that the proposed contractual advisory fee to be paid to Redwood and the proposed expense limitations were fair and reasonable in light of these factors.

Profitability. The Board considered Redwood’s anticipated profitability with respect to each of the Redwood Funds and whether such profits, if any, would be reasonable in light of the services proposed to be provided to each of the Redwood Funds. The Board considered an estimated profitability analysis prepared by Redwood and concluded that, based on the Redwood Funds’ expected initial asset levels and the estimated costs of advising each of the Redwood Funds, Redwood’s profits were expected to be negligible, and therefore Redwood’s

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

anticipated level of profitability from its relationship with each of the Redwood Funds would not be excessive during each Redwood Fund’s initial term.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its providing advisory service to each of the Redwood Funds. The Board considered the profitability analysis included in the Board Materials, and considered that although each Redwood Funds’ current advisory fee does not include breakpoints at this time, the Fund’s future shareholders should benefit from the Fund’s growth. The Board considered the estimated profitability analysis included in the Board Materials, and considered that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a relevant consideration, and would consider whether economies of scale exist in the future once the Fund has been in operation. The Board concluded that, based on the services to be provided and the projected growth of each of the Redwood Funds, the advisory structure was reasonable and Redwood’s anticipated profits from its relationship with the each of Redwood Funds was not excessive.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood believes expanding its offering of mutual funds will increase Redwood’s ability to cross-sell its funds. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an initial two-year term was in the best interests of each of the Redwood Funds and their respective shareholders. In considering the proposed Agreement with respect to each Redwood Fund, the Board did not identify any one factor as all important and each Trustee may have placed different weight on different factors.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/7/17